Segmented Information - Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Disclosure of geographical areas [line items]
Revenues	$ 6,052.7	$ 5,243.8
Property, plant and equipment, intangible assets and right-of-use assets	1,852.2	1,383.8
United States [member]
Disclosure of geographical areas [line items]
Revenues	3,321.2	2,817.1
Property, plant and equipment, intangible assets and right-of-use assets	370.2	328.7
Europe [member]
Disclosure of geographical areas [line items]
Revenues	1,080.7	948.4
Property, plant and equipment, intangible assets and right-of-use assets	84.3	73.0
Canada [member]
Disclosure of geographical areas [line items]
Revenues	951.8	845.5
Property, plant and equipment, intangible assets and right-of-use assets	670.8	519.9
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	389.7	355.7
Property, plant and equipment, intangible assets and right-of-use assets	178.9	55.8
Mexico [member]
Disclosure of geographical areas [line items]
Revenues	118.9	107.8
Property, plant and equipment, intangible assets and right-of-use assets	345.8	245.9
Austria [member]
Disclosure of geographical areas [line items]
Revenues	16.6	16.7
Property, plant and equipment, intangible assets and right-of-use assets	200.7	159.9
Other [member]
Disclosure of geographical areas [line items]
Revenues	173.8	152.6
Property, plant and equipment, intangible assets and right-of-use assets	$ 1.5	$ 0.6